Revenue Recognition (Tables)	12 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table is a summary of the Company’s total revenues by geographic region (in thousands, except percentages):

	Fiscal Year Ended March 31,
	2018		2019		2020
	Amount	%	Amount	%	Amount	%
North America	$232,521	58%	$248,012	57%	$318,299	58%
Europe, Middle East and Africa	111,295	28%	125,615	29%	150,418	28%
Asia Pacific	39,275	10%	45,563	11%	60,418	11%
Latin America	14,956	4%	11,776	3%	16,668	3%
Total revenue	$398,047		$430,966		$545,803

Schedule of Capitalized Contract Cost
The following table represents a rollforward of the Company’s deferred commissions (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Beginning balance	$25,219	$39,282	$59,250
Additions to deferred commissions	30,835	43,212	54,969
Amortization of deferred commissions	(16,772)	(23,244)	(35,974)
Ending Balance	$39,282	$59,250	$78,245
Deferred commissions, current	18,763	27,705	38,509
Deferred commissions, non-current	20,519	31,545	39,736
Total deferred commissions	$39,282	$59,250	$78,245